Shareholders' equity, Other Reserves - Hedging Reserve (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Shareholders' equity [Abstract]
At beginning of the financial period	$ 20,705	$ 39,312
Fair value gains on cash flow hedges	(3,770)	18,747
Reclassification to profit or loss	(5,734)	(16,424)
At end of the financial period	$ 11,201	$ 41,635